Condensed Consolidated Statement of Stockholders' Equity (Unaudited) (Parentheticals)	Sep. 30, 2018 $ / shares
Series E Warrants [Member] | Common Stock [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 1
Common Stock [Member] | Over-Allotment Option [Member]
Price of shares issued (in dollars per share)	0.9497
Common Stock [Member] | Consultant Contract One [Member]
Price of shares issued (in dollars per share)	1.18
Common Stock [Member] | Consultant Contract Two [Member]
Price of shares issued (in dollars per share)	1.18
Common Stock [Member] | Contract with TumorGenesis [Member]
Price of shares issued (in dollars per share)	1.17
Warrant exercises, exercise price per share (in dollars per share)